Inventories	9 Months Ended
Sep. 30, 2026
Inventories
Inventories

5.    Inventories

At September 30, 2026 and December 31, 2025, inventories consisted of the following:

Inventories

in € K

	September 30,	December 31,
	2026	2025

Finished goods	1,373,413	1,251,141
Healthcare supplies	500,597	413,453
Raw materials and purchased components	365,409	329,299
Work in process	173,918	146,878
Inventories	2,413,337	2,140,771